Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company and certain of its peers. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see the “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Fixed $100 Investment Based On:		Net Income ($ in thousands)(7)	Return on Average Equity %(8)
					TSR ($)(5)	Peer Group TSR ($)(6)
2025	3,498,220	4,284,630	1,839,181	1,930,852	204	144	135,604	15.5%
2024	6,972,944	7,845,282	4,618,957	5,173,980	176	149	115,596	16.7%
2023	5,173,541	7,549,565	3,364,676	4,806,097	154	128	76,893	17.5%

(1)
Effective January 1, 2024, Mr. K. Brown succeeded Mr. S. Brown as Chief Executive Officer of the Company, and Mr. S. Brown assumed the role of Executive Chairman. Mr. K. Brown served as principal executive officer for all of 2025 and 2024 and is reflected in the amounts for those years. Mr. S. Brown served as principal executive officer for all of 2023 and is reflected in the amount for that year.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO. These amounts reflect the Summary Compensation Table (“SCT”) total with certain adjustments as set forth in the following reconciliation table:

Year	SCT Total ($)	SCT Option Awards ($)	Year-End Fair Value of Option Awards Granted in Covered Year ($)	SCT Stock Awards ($)	Year-End Fair Value of Stock Awards Granted in Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)
2025	3,498,220	(346,125)	183,188	—	—	52,084	188,619	708,644	4,284,630
2024	6,972,944	—	—	(4,410,811)	4,341,000	(10,925)	12,785	940,289	7,845,282
2023	5,173,541	—	—	(2,822,541)	3,191,544	629,114	480,629	897,278	7,549,565

(3)
The dollar amounts reported in this column represent the average amounts reported for the Company’s NEOs as a group (excluding the Chief Executive Officer) as total compensation in our summary compensation table for each of the corresponding years. The names of each of the NEOs for this purpose are as follows: (a) for 2025, Messrs. Testa, Harder, and Kundich and Ms. Stanton; (b) for 2024, Messrs. S. Brown and Harder; (c) for 2023, Messrs. K. Brown and Harder.

(4)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our Non-PEO NEOs. These amounts reflect the SCT total with certain adjustments as set forth in the following reconciliation table:

Year	SCT Total ($)	SCT Option Awards ($)	Year-End Fair Value of Option Awards Granted in Covered Year ($)	SCT Stock Awards ($)	Year-End Fair Value of Stock Awards Granted in Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)
2025	1,839,181	(346,125)	183,188	—	—	15,781	37,720	201,107	1,930,852
2024	4,618,957	—	—	(3,079,324)	3,039,785	(7,283)	8,514	593,331	5,173,980
2023	3,364,676	—	—	(1,708,376)	1,931,727	381,859	292,208	544,002	4,806,097

(5)
Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of year ended December 31, 2022, assuming reinvestment of all dividends.

(6)	The peer group used for this purpose is the S&P BDC Index.
(7)
Amounts represent the “Net increase (decrease) in net assets resulting from operations” (“Net Income”) as presented in our consolidated financial statements for the year ended December 31, 2025 in our Annual Report on Form 10-K for such year.

(8)
Amounts represent the “Ratio of net investment income to average net assets” (“Return on Average Equity”) as presented in Note 11 to our consolidated financial statements for the year ended December 31, 2025 in our Annual Report on Form 10-K for such year.

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote
(1)
Effective January 1, 2024, Mr. K. Brown succeeded Mr. S. Brown as Chief Executive Officer of the Company, and Mr. S. Brown assumed the role of Executive Chairman. Mr. K. Brown served as principal executive officer for all of 2025 and 2024 and is reflected in the amounts for those years. Mr. S. Brown served as principal executive officer for all of 2023 and is reflected in the amount for that year.

(3)
The dollar amounts reported in this column represent the average amounts reported for the Company’s NEOs as a group (excluding the Chief Executive Officer) as total compensation in our summary compensation table for each of the corresponding years. The names of each of the NEOs for this purpose are as follows: (a) for 2025, Messrs. Testa, Harder, and Kundich and Ms. Stanton; (b) for 2024, Messrs. S. Brown and Harder; (c) for 2023, Messrs. K. Brown and Harder.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the S&P BDC Index.

PEO Total Compensation Amount	$ 3,498,220	$ 6,972,944	$ 5,173,541
PEO Actually Paid Compensation Amount	$ 4,284,630	7,845,282	7,549,565
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO. These amounts reflect the Summary Compensation Table (“SCT”) total with certain adjustments as set forth in the following reconciliation table:

Year	SCT Total ($)	SCT Option Awards ($)	Year-End Fair Value of Option Awards Granted in Covered Year ($)	SCT Stock Awards ($)	Year-End Fair Value of Stock Awards Granted in Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)
2025	3,498,220	(346,125)	183,188	—	—	52,084	188,619	708,644	4,284,630
2024	6,972,944	—	—	(4,410,811)	4,341,000	(10,925)	12,785	940,289	7,845,282
2023	5,173,541	—	—	(2,822,541)	3,191,544	629,114	480,629	897,278	7,549,565

Non-PEO NEO Average Total Compensation Amount	$ 1,839,181	4,618,957	3,364,676
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,930,852	5,173,980	4,806,097
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our Non-PEO NEOs. These amounts reflect the SCT total with certain adjustments as set forth in the following reconciliation table:

Year	SCT Total ($)	SCT Option Awards ($)	Year-End Fair Value of Option Awards Granted in Covered Year ($)	SCT Stock Awards ($)	Year-End Fair Value of Stock Awards Granted in Covered Year ($)	Change in Fair Value of Unvested Stock Awards from Prior Years ($)	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year ($)	Value of Dividends on Unvested Stock Awards Not Otherwise Reflected in Fair Value ($)	Compensation Actually Paid ($)
2025	1,839,181	(346,125)	183,188	—	—	15,781	37,720	201,107	1,930,852
2024	4,618,957	—	—	(3,079,324)	3,039,785	(7,283)	8,514	593,331	5,173,980
2023	3,364,676	—	—	(1,708,376)	1,931,727	381,859	292,208	544,002	4,806,097

Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects the relationship between Compensation Actually Paid to our PEO and other NEOs and Total Shareholder Return for the Company and the S&P BDC Index:
Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between Compensation Actually Paid to our PEO and other NEOs and Net Income:
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between Compensation Actually Paid to our PEO and other NEOs and Return on Average Equity:
Total Shareholder Return Vs Peer Group	The graph below reflects the relationship between Compensation Actually Paid to our PEO and other NEOs and Total Shareholder Return for the Company and the S&P BDC Index:
Tabular List, Table
As described further under “Compensation Discussion and Analysis,” restrictions imposed by the 1940 Act require the Compensation Committee and the Board to maintain discretion in determining incentive compensation for executive officers and limit the use of formulaic Company performance goals or criteria to determine such incentive compensation. The Compensation Committee considers several financial metrics, along with other factors including capitalization-related factors, other growth metrics, strategic achievements, and individual performance criteria, in determining the appropriate compensation for the NEOs. Subject to the restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represents the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:
•	Net investment income.
•	Return on Average Equity.
•	Dividend yield.
•	Net asset value growth.
•	Assets under management growth.

Total Shareholder Return Amount	$ 204	176	154
Peer Group Total Shareholder Return Amount	$ 144	$ 149	$ 128
Company Selected Measure Amount	0.155	0.167	0.175
PEO Name	Mr. K. Brown	Mr. K. Brown	Mr. S. Brown
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 135,604,000	$ 115,596,000	$ 76,893,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net investment income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Dividend yield
Measure:: 4
Pay vs Performance Disclosure
Name	Net asset value growth
Measure:: 5
Pay vs Performance Disclosure
Name	Assets under management growth
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 52,084	(10,925)	629,114
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,619	12,785	480,629
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	708,644	940,289	897,278
PEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(346,125)	0	0
PEO | Year-End Fair Value of Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,188	0	0
PEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,410,811)	(2,822,541)
PEO | Year-End Fair Value of Stock Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,341,000	3,191,544
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,781	(7,283)	381,859
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,720	8,514	292,208
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,107	593,331	544,002
Non-PEO NEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(346,125)	0	0
Non-PEO NEO | Year-End Fair Value of Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,188	0	0
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,079,324)	(1,708,376)
Non-PEO NEO | Year-End Fair Value of Stock Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 3,039,785	$ 1,931,727